Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Summary of Property, Plant and Equipment

	Land and buildings	Plant and equipment	Other mineral assets	Assets under construction	Exploration and evaluation	Total
	US$M	US$M	US$M	US$M	US$M	US$M
Net book value – 30 June 2021
At the beginning of the financial year	8,387	39,429	8,652	13,774	2,120	72,362
Additions (1)	25	3,841	797	5,961	93	10,717
Acquisition of subsidiaries & operations (2)	–	151	491	–	–	642
Remeasurements of index-linked freight contracts (3)	–	(59)	–	–	–	(59)
Depreciation for the year	(694)	(5,748)	(310)	–	–	(6,752)
Impairments for the year (4)	(208)	(877)	(687)	(745)	(66)	(2,583)
Disposals	(18)	(9)	–	–	–	(27)
Divestment and demerger of subsidiaries and operations (5)	–	(14)	–	(2)	–	(16)

Transfers and other movements	580	7,968	(2)	(8,556)	(461)	(471)

At the end of the financial year (6)	8,072	44,682	8,941	10,432	1,686	73,813
– Cost	14,545	108,049	15,059	11,177	2,531	151,361
– Accumulated depreciation and impairments	(6,473)	(63,367)	(6,118)	(745)	(845)	(77,548)

Net book value – 30 June 2020
At the beginning of the financial year	7,885	38,174	9,211	11,149	1,622	68,041
Impact of adopting IFRS 16	754	1,400	–	–	–	2,154
Additions (1)	115	1,719	684	6,100	218	8,836
Remeasurements of index-linked freight contracts (3)	–	733	–	–	–	733
Depreciation for the year	(630)	(5,104)	(294)	–	–	(6,028)
Impairments for the year (4)	(17)	(189)	(288)	–	–	(494)
Disposals	(12)	(22)	–	–	(65)	(99)
Transfers and other movements	292	2,718	(661)	(3,475)	345	(781)

At the end of the financial year (6)	8,387	39,429	8,652	13,774	2,120	72,362

– Cost	13,932	97,230	13,736	13,774	2,899	141,571
– Accumulated depreciation and impairments	(5,545)	(57,801)	(5,084)	–	(779)	(69,209)

(1)	Includes change in estimates and net foreign exchange gains/(losses) related to the closure and rehabilitation provisions for operating sites. Refer to note 15 ‘Closure and rehabilitation provisions’.

(2)	Relates to the acquisition of an additional 28 per cent working interest in Shenzi.

(3)	Relates to remeasurements of index-linked freight contracts including continuous voyage charters (CVCs). Refer to note 21 ‘Leases’.

(4)	Refer to note 13 ‘Impairment of non-current assets’ for information on impairments.

(5)	Relates to the sale of the Neptune asset in Gulf of Mexico.

(6)
Includes the carrying value of the Group’s
right-of-use
assets relating to land and buildings and plant and equipment of US$3,350 million (2020: US$3,047 million). Refer to note 21 ‘Leases’ for the movement of the right-of-use
assets.

Summary of Principal Depreciation Methods and Rates Applied to Major Asset Categories	The table below summarises the principal depreciation methods and rates applied to major asset categories by the Group.

Category	Buildings	Plant and equipment	Mineral rights and petroleum interests	Capitalised exploration, evaluation and development expenditure
Typical depreciation methodology	SL	SL	UoP	UoP

Depreciation rate	25-50 years	3-30 years	Based on the rate of depletion of reserves	Based on the rate of depletion of reserves